Cover Page	12 Months Ended
Dec. 31, 2019
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	DERMTECH, INC.
Entity Central Index Key	0001651944
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-2870849
Entity Primary SIC Number	8071
Entity Address, Address Line One	11099 N. Torrey Pines Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	450-4222
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact
Cover [Abstract]
Contact Personnel Name	John Dobak
Entity Address, Address Line One	M.D. Chief Executive Officer DermTech, Inc.
Entity Address, Address Line Two	11099 N. Torrey Pines Road
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	450-4222